Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule Of Reconciliation Of Differences Between Effective And Statutory Income Tax Rates
	2021		2020
	Amount	Percent	Amount	Percent

Federal statutory rates	$(340,930)	21.0%	$(15,798)	21.0%
State income taxes	1,650	8.8%	(6,620)	8.8%
Permanent differences	1,256	21.00%	946	21.00%
Valuation allowance	339,674	-29.72%	21,472	-28.54%
Effective rate	$1,650	0.0%	$-	0.0%